Equity (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Stock Option Activity
A summary of the status of the options previously granted by Teva as of December 31, 2025, 2024 and 2023, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2025		2024		2023
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price
Balance outstanding at beginning of year	17,713	$36.96	22,703	$36.89	24,119	$36.83
Changes during the year:
Exercised	(2,541)	18.91	(1,284)	15.37	—	—
Forfeited	(581)	35.86	(1,211)	34.13	(885)	34.65
Expired	(2,722)	59.63	(2,495)	48.84	(531)	37.57

Balance outstanding at end of year	11,870	35.68	17,713	36.96	22,703	36.89

Balance exercisable at end of year	11,870	35.68	17,713	36.96	22,703	36.89

Schedule of Ordinary Shares Issued Upon Vested Options
The following table summarizes information as of December 31, 2025 regarding the number of ordinary shares issuable upon vested options:

Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices	Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life
	Number of shares	$	Years
$15.01 - $20.00	3,390	18.97	2.14
$20.01 - $25.00	26	22.48	2.61
$25.01 - $35.00	4,956	34.67	1.16
$35.01 - $45.00	57	37.70	0.92
$45.01 - $55.00	2,883	53.24	0.28
$55.01 - $65.00	558	55.83	0.12

Total	11,870	35.68	1.18

Schedule of the Number of RSUs Issued and Outstanding
The following table summarizes information about the number of RSUs and PSUs granted and outstanding:

	Year ended December 31,
	2025		2024		2023
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Balance outstanding at beginning of year	33,810	$10.46	35,664	$9.07	32,302	$9.11
Granted	12,037	16.11	11,557	13.66	16,608	9.77
Vested	(13,428)	9.48	(11,464)	9.46	(10,195)	10.28
Forfeited	(1,953)	6.58	(1,947)	9.81	(3,052)	9.81

Balance outstanding at end of year	30,466	13.14	33,810	10.46	35,664	9.07

Summary of Company Expenses Compensation Costs Based on Grant Date Fair Value
The Company expenses compensation costs are based on the grant-date fair value. For the years ended December 31, 2025, 2024 and 2023, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
RSUs and PSUs	157	123	121

Total stock-based compensation expense	157	123	121
Tax effect on stock-based compensation expense	14	11	11

Net effect	$143	$112	$110

Accumulated Other Comprehensive Income/(Loss) (Net of Tax)
The components of accumulated other comprehensive loss attributable to Teva are presented in the table below:

	Net Unrealized Gains (Losses)		Benefit Plans
	Foreign currency translation adjustments	Derivative financial instruments	Actuarial gains (losses) and prior service (costs) credits	Total
	(U.S. $ in millions)
Balance as of January 1, 2023	$(2,514)	(295)	(28)	(2,838)
Other comprehensive income (loss) before reclassifications	167	(1)	(17)	149
Amounts reclassified to the statements of income	—	30	(4)	26

Net other comprehensive income (loss) before tax	167	29	(21)	175
Corresponding income tax	(37)	—	3	(34)

Net other comprehensive income (loss) after tax*	130	29	(18)	141

Balance as of December 31, 2023	(2,384)	(266)	(46)	(2,697)

Other comprehensive income (loss) before reclassifications	(456)	—	(1)	(457)
Amounts reclassified to the statements of income	—	28	(6)	22

Net other comprehensive income (loss) before tax	(456)	28	(7)	(434)
Corresponding income tax	(17)	—	1	(16)

Net other comprehensive income (loss) after tax*	(473)	28	(6)	(450)

Balance as of December 31, 2024	(2,857)	(238)	(52)	(3,148)

Other comprehensive income (loss) before reclassifications	569	4	3	572
Amounts reclassified to the statements of income		35	12	51
Release of cumulative translation adjustments**	181	—	—	181

Net other comprehensive income (loss) before tax	750	39	15	804
Corresponding income tax	(45)	—	(2)	(47)

Net other comprehensive income (loss) after tax*	705	39	13	757

Balance as of December 31, 2025	$(2,152)	$(199)	$(39)	$(2,391)

*
Amounts do not include $27 million gain in 2025, $61 million l oss
in 2024 and $50 million loss in 2023 from foreign currency translation adjustments attributable to redeemable
and
non-redeemable
non-controlling
interests.

**	In connection with the sale of Teva’s business venture in Japan.